Segment Information and Information about Geographic Areas (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013 item	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information and Information about Geographic Areas
Number of business segments	1
Total revenue and long-lived assets by geographic area
Revenue	$ 42,240	$ 26,139	$ 58,413	$ 32,392	$ 14,032
Long-lived assets	10,918		5,617	1,450
United States
Total revenue and long-lived assets by geographic area
Revenue	36,275	23,038	50,910	28,913	12,551
Long-lived assets	10,679		5,369	1,199
EMEA
Total revenue and long-lived assets by geographic area
Revenue	3,017	1,505	3,686	1,538	640
Long-lived assets	235		248	251
Other
Total revenue and long-lived assets by geographic area
Revenue	2,948	1,596	3,817	1,941	841
Long-lived assets	$ 4